SUBSEQUENT EVENTS	1 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2020	Sep. 30, 2021	Dec. 31, 2020
Subsequent Event [Line Items]
SUBSEQUENT EVENTS	SUBSEQUENT EVENTS
On October 18, 2021, ION entered into new subscription agreements with certain PIPE Investors, including funds affiliated with ION, pursuant to which some of the PIPE Investors collectively subscribed for an additional 5,000,000 shares of stock of Innovid Corp. Common Stock for an aggregate purchase price equal to $50,000. The total anticipated proceeds from the PIPE Investment will total $200,000.
Founders Loans with a total principal amount of $1,199 and related interest were forgiven in November 2021. $740 of the Founders Loans principal amount was used to exercise fully vested options held by the founders on the date of the grant of the Founders Loans and the remainder in the amount of $459 was used for other purposes as described in detail in Note 7 Stock-based compensation.
On November 30, 2021, as contemplated by the Merger Agreement, ION consummated the merger transaction contemplated by the Merger Agreement (the “Closing”), whereby (i) Merger Sub 1 merged with the Company (the “Merger”) with the Company continuing as the surviving corporation of the Merger, (ii) following the Merger, ION changed its name to “Innovid Corp.” (the “Name Change”), (iii) following the Merger and the Name Change, Innovid Corp. (formally ION) issued 86,901,792 shares of common stock (the “Registered Shares”), par value $0.0001 per share (“Common Stock”) and (iii) Innovid Corp. (formally ION) issued 20,000,000 shares of Common Stock to PIPE Investors. Pursuant to the Merger Agreement, immediately prior to the merger, each issued and outstanding share of Ion Class B Ordinary Stock automatically converted, on a one-for-one basis, into one (1) share of ION Class A Ordinary Share in accordance with the terms of ION’s organizational documents. Immediately following such conversion, upon the Domestication, (i) each then issued and outstanding share of ION Class A Ordinary Share automatically converted, on a one-for-one basis, into a share of common stock of Ion (after the Domestication) (the “Company Domesticated Common Stock”), (ii) each issued and outstanding Ion Warrant automatically converted into one corresponding warrant to acquire one
(1) share of the Company Domesticated Common Stock (the “Company Domesticated Warrant”) and (iii) each issued and outstanding unit representing one (1) share of ION Class A Ordinary Share and one-eighth (1/8) of an ION Warrant automatically converted into one (1) unit of the Company (after the Domestication) representing one (1) Company Domesticated Common Stock and one-eighth (1/8) of an the Company Domesticated Warrant. No fractional Company Domesticated Warrants were issued in connection with such conversion such that if a holder of such units was entitled to receive a fractional Domesticated Acquirer Warrant, the number of Domesticated Acquirer Warrants to be issued to such holder upon such conversion was rounded down to the nearest whole number of Domesticated Acquirer Warrants.
In addition, as contemplated by the Merger Agreement, on November 30, 2021, immediately prior to the Merger, ION purchased equity securities of Innovid stockholders (the “Secondary Sale”) for an aggregate purchase price of $68,855 (the “Secondary Sale Amount”).
The Company has evaluated subsequent events from the balance sheet date through December 20, 2021, the date at which the consolidated financial statements were available to be issued.
SUBSEQUENT EVENTS
The Company has evaluated subsequent events from the balance sheet date through August 4, 2021, the date at which the consolidated financial statements were available to be issued
i.On June 24, 2021, ION Acquisition Corp 2 Ltd., a Cayman Islands exempted company (“ION”), entered into an Agreement and Plan of Merger (the “Merger Agreement”) with Inspire Merger Sub 1, Inc., a Delaware corporation and a direct, wholly owned subsidiary of ION (“Merger Sub 1”), Inspire Merger Sub 2, LLC, a Delaware limited liability company and a direct, wholly owned subsidiary of ION (“Merger Sub 2” and, together with Merger Sub 1, the “Merger Subs”), and the Company. Pursuant to the Merger Agreement and subject to the terms and conditions set forth therein, ION will migrate to and domesticate as a Delaware corporation (the “Domestication”) prior to the consummation of the Mergers (the “Closing”), and Merger Sub 1 will merge with and into Innovid (the “First Merger” and, the effective time of such First Merger, the “First Effective Time”), with Innovid continuing as the surviving company of the First Merger (the “Surviving Corporation”). The Surviving Corporation will then merge with and into Merger Sub 2 (the “Second Merger” and, together with the First Merger, the “Mergers”; the effective time of such Second Merger, the “Second Effective Time”), with Merger Sub 2 continuing as the surviving entity of the Second Merger (the “Surviving Entity”), and ION will change its name to “Innovid Corp.” (the “Future Company”). As a result of the Merger and the other transactions contemplated by the Merger Agreement, the Surviving Entity will remain a direct, wholly-owned subsidiary of the Future Company.
ii.In June 2021, the Company has made a decision to repay PPP loan which was repaid in full in the same month.

ION Acquisition Corp 2 LTD
Subsequent Event [Line Items]
SUBSEQUENT EVENTS	SUBSEQUENT EVENTS
Initial Public Offering
On February 16, 2021, the Company consummated its initial public offering (the “Public Offering”), pursuant to which the Company sold 25,300,000 Units, which includes a full exercise by the underwriters of their over-allotment option in the amount of 3,300,000 units, at a purchase price of $10.00 per Unit. Each Unit consists of one Class A ordinary share and one-eighth of one redeemable warrant (“Public Warrant”). Each whole Public Warrant entitles the holder to purchase one Class A ordinary share at an exercise price of $11.50 per whole share (see Note 5).
Private Placement
Simultaneously with the closing of the Initial Public Offering, the Sponsor purchased 7,060,000 Private Placement Warrants at a price of $1.00 per Private Placement Warrant, for an aggregate purchase price of $7,060,000 in a private placement. Each whole Private Placement Warrant is exercisable to purchase one Class A ordinary share at a price of $11.50 per share, subject to adjustment (see Note 5). A portion of the proceeds from the Private Placement Warrants were added to the proceeds from the Initial Public Offering which are held in the Trust Account. If the Company does not complete a Business Combination within the Combination Period, the proceeds from the sale of the Private Placement Warrants will be used to fund the redemption of the Public Shares (subject to the requirements of applicable law) and the Private Placement Warrants will expire worthless.
Other
The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the financial statements were issued. Other than as described in these financial statements, the Company did not identify any subsequent events that would have required adjustment or disclosure in the financial statements.
SUBSEQUENT EVENTS
The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the unaudited condensed consolidated financial statements were issued. Based upon this review, other than as described below, the Company did not identify any subsequent events that would have required adjustment or disclosure in the unaudited condensed financial statements.
On October 18, 2021, ION entered into new subscription agreements (the “Additional Subscription Agreements”, collectively with the Initial Subscription Agreements, the “Subscription Agreements”) with certain accredited and institutional investors, including funds affiliated with ION, pursuant to which the investors collectively subscribed for an additional 5,000,000 shares of ION Class A Common Stock for an aggregate purchase price equal to $50,000,000 (the “Additional PIPE Investment” and together with the Initial PIPE Investment the “PIPE Investment”). This includes an additional 200,000 shares purchased by funds affiliated with ION. The terms of the Additional Subscription Agreements are the same as the Initial Subscription Agreements. The total anticipated proceeds from the PIPE Investment, after taking into account the Initial PIPE Investment and the Additional PIPE Investment, will total $200 million.
The closing of the Additional Subscription Agreements is conditioned upon, among other things, customary closing conditions and the consummation of the transactions contemplated by the Merger Agreement.